Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income	$ 190,455	$ 317,369	$ 128,742
Adjustments to reconcile net income to net cash provided by operating activities:
Losses allocated to participating policyholders	(1,267)	(1,041)	(804)
Amortization of premiums (accretion of discounts) on investments, net	(12,213)	(42,022)	(20,751)
Net realized (gains) losses on investments	(73,331)	(64,323)	(38,517)
Net proceeds (purchases) of trading securities	(277,510)	11,478	23,677
Interest credited to contractholders	577,548	571,860	507,987
Depreciation and amortization	139,735	76,461	81,061
Deferral of acquisition costs	(64,709)	(110,843)	(80,486)
Deferred income taxes	21,682	75,044	(24,087)
Amortization of low-income housing partnerships	4,563	21,713	31,918
Other, net	(3,072)	(4,984)	2,432
Changes in assets and liabilities:
Policy benefit liabilities	(273,507)	(151,096)	(49,980)
Reinsurance receivable	8,738	(18,054)	12,013
Investment income due and accrued	(4,385)	(8,951)	(12,448)
Contingent consideration	(17,600)	0	0
Other assets	(13,101)	(5,705)	(106,923)
Other liabilities	22,050	(6,568)	78,829
Net cash provided by operating activities	224,076	660,338	532,663
Proceeds from sales, maturities, and redemptions of investments:
Fixed maturities, available-for-sale	5,470,124	4,124,159	4,022,064
Mortgage loans on real estate	594,497	384,306	289,531
Limited partnership interests, other corporation interests, and other investments	6,833	7,555	22,200
Purchases of investments:
Fixed maturities, available-for-sale	(6,468,699)	(5,174,996)	(5,012,792)
Mortgage loans on real estate	(448,924)	(609,008)	(562,940)
Limited partnership interests, other corporation interests, and other investments	(1,527)	(2,983)	(3,706)
Net change in short-term investments	(2,238)	22,096	(27,955)
Policy loans, net	98,143	(11,169)	(4,370)
Acquisition payment	0	(28,356)	0
Purchases of furniture, equipment, and software	(78,778)	(35,537)	(20,618)
Net cash used in investing activities	(830,569)	(1,323,933)	(1,298,586)
Cash flows from financing activities:
Contract deposits	2,527,039	2,709,043	2,601,820
Contract withdrawals	(1,782,571)	(1,757,936)	(1,780,048)
Change in due to/from parent and affiliates	(22,359)	49,337	(14,724)
Dividends paid	(139,533)	(316,401)	(102,436)
Proceeds from issuance of common stock	60,803	0	0
Proceeds from financing element derivatives	0	5,516	51,832
Payments for and interest paid on financing element derivatives, net	(9,383)	(8,392)	(9,756)
Net commercial paper borrowings	(5,218)	(401)	1,003
Change in book overdrafts	(1,651)	(12,052)	13,840
Income tax benefit of stock option exercises	953	165	496
Net cash provided by financing activities	628,080	668,879	762,027
Net increase (decrease) in cash	21,587	5,284	(3,896)
Cash, beginning of year	12,775	7,491	11,387
Cash, end of year	34,362	12,775	7,491
Net cash received (paid) during the year for:
Income taxes	(4,093)	46,453	(10,327)
Interest	(37,288)	(37,284)	(37,329)
Non-cash investing and financing transactions during the years:
Share-based compensation expense	(1,655)	(3,384)	(2,578)
Contingent consideration (See Note 2)	0	(32,209)	0
Assets received from limited partnership investment distribution	0	0	(5,119)
Fixed maturity investments, available-for-sale acquired in reinsurance termination (See Note 4)	0	0	(44,104)
Policy loans acquired in reinsurance termination (See Note 4)	0	0	(6,468)
Fixed maturity investments, available-for-sale acquired in mortgage transfer (See Note 4)	$ 0	$ 0	$ (28,959)